PROVISIONS (Tables)	12 Months Ended
Dec. 31, 2020
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Disclosure of change in decommissioning liabilities
The following table presents the change in the decommissioning liabilities for Brookfield Renewable:

(MILLIONS)	2020	2019
Balance, beginning of the year	$504	$394
Acquisitions through business combinations	23	38
Reduction arising from payments/derecognition	—	(8)
Accretion	17	17
Changes in estimates	94	61
Foreign exchange	7	2
Balance, end of the year	$645	$504